Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 147,655,481.00
Previously Paid Amount	0.00
Total Fee Amount	20,391.22
Total Offset Amount	0.00
Net Fee	$ 20,391.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A